SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Revenue Recognition
Percentage by which current fair value of land exceeds consolidated fair value of land and building at inception that prompts separation of land and building in evaluation of lease treatment	25.00%
Computer hardware and software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Computer hardware and software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Furniture and fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Furniture and fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	7 years
Buildings | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	20 years
Buildings | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	40 years